Expense Example, No Redemption (Vanguard Extended Market Index Fund Retail)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24	10
3 YEAR	74	32
5 YEAR	130	56
10 YEAR	293	128